UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $321,321 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     1140     1500     Call SOLE                     1500        0        0
AMERICAN INTL GROUP INC        COM              026874107      300     1100     Call SOLE                     1100        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    47521  1067885 SH       SOLE                  1067885        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     2985   126700 SH       SOLE                   126700        0        0
BLACKROCK INC                  COM              09247X101    39297   258700 SH       SOLE                   258700        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     8350   293200 SH       SOLE                   293200        0        0
CHEMED CORP NEW                COM              16359R103       11      300 SH       SOLE                      300        0        0
CONOCOPHILLIPS                 COM              20825C104     7195   100000 SH       SOLE                   100000        0        0
CORAUTUS GENETICS INC          COM NEW          218139202       64   164492 SH       SOLE                   164492        0        0
DENNYS CORP                    COM              24869P104    22822  4845516 SH       SOLE                  4845516        0        0
ESCHELON TELECOM INC           COM              296290109    14975   755937 SH       SOLE                   755937        0        0
GENCORP INC                    COM              368682100    10263   732000 SH       SOLE                   732000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    10495   500000 SH       SOLE                   500000        0        0
HEALTHSOUTH CORP               COM NEW          421924309      684    97676          SOLE                    97676        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1732   378925 SH       SOLE                   378925        0        0
IPCS INC                       COM NEW          44980Y305    35234   636449 SH       SOLE                   636449        0        0
ISHARES TR                     RUSSELL 2000     464287655     1058    10000     Put  SOLE                    10000        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704    21720   400000 SH       SOLE                   400000        0        0
LOWES COS INC                  COM              548661107       79      175     Call SOLE                      175        0        0
LOWES COS INC                  COM              548661107      124      400     Call SOLE                      400        0        0
MIRANT CORP NEW                COM              60467R100     7897   250145 SH       SOLE                   250145        0        0
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     1861   100000 SH       SOLE                   100000        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     3087   207630 SH       SOLE                   207630        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    15044   450000 SH       SOLE                   450000        0        0
OILSANDS QUEST INC             COM              678046103     2510   500000 SH       SOLE                   500000        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     2405   546700 SH       SOLE                   546700        0        0
PATHMARK STORES INC NEW        COM              70322A101     6641   595600 SH       SOLE                   595600        0        0
PFIZER INC                     COM              717081103     1375     5000     Call SOLE                     5000        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847      133    12319 SH       SOLE                    12319        0        0
PROSPECT STR HIGH INCOME PTF   COM NEW          743586406     1575   493600 SH       SOLE                   493600        0        0
QC HLDGS INC                   COM              74729T101     8776   549853 SH       SOLE                   549853        0        0
QUALCOMM INC                   COM              747525103     6613   175000 SH       SOLE                   175000        0        0
QUALCOMM INC                   COM              747525103      308     1500     Call SOLE                     1500        0        0
SEARS HLDGS CORP               COM              812350106       31       10     Call SOLE                       10        0        0
SOTHEBYS                       COM              835898107     9781   315300 SH       SOLE                   315300        0        0
SPACEHAB INC                   COM              846243103      593   910858 SH       SOLE                   910858        0        0
SPRINT NEXTEL CORP             COM FON          852061100     1889   100000 SH       SOLE                   100000        0        0
SPRINT NEXTEL CORP             COM FON          852061100      660     2000     Call SOLE                     2000        0        0
SPRINT NEXTEL CORP             COM FON          852061100      300     2000     Call SOLE                     2000        0        0
STONERIDGE INC                 COM              86183P102      410    50000 SH       SOLE                    50000        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103     6840   375000 SH       SOLE                   375000        0        0
TXU CORP                       COM              873168108        1      200     Call SOLE                      200        0        0
U S AIRWAYS GROUP INC          COM              90341W108     5385   100000 SH       SOLE                   100000        0        0
WALTER INDS INC                COM              93317Q105     4252   157200 SH       SOLE                   157200        0        0
WCI CMNTYS INC                 COM              92923C104     6905   360000 SH       SOLE                   360000        0        0